Annual Fund Operating Expenses - Brookmont Catastrophic Bond ETF - Brookmont Catastrophic Bond ETF class	Apr. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.45%
Expenses (as a percentage of Assets)	2.65%
Fee Waiver or Reimbursement	(1.07%)	[2]
Net Expenses (as a percentage of Assets)	1.58%

[1]
(1) Under the Investment Advisory Agreement, Brookmont Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

[2]
(2) The Adviser has contractually agreed to reduce fees and/or reimburse the Fund to the extent that total fund operating expenses exceed 1.58%. This agreement is in effect through April 30, 2027, and thereafter is reevaluated on an annual basis. The expense reimbursement arrangement relates to all expenses incurred by the Fund except interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, including, but not limited to, Acquired Fund Fees and Expenses. The waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This agreement shall terminate automatically upon the termination of the investment management agreement with the Adviser.